Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Detail) £ in Millions, number in Millions	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about hedges
Derivative notional	£ 226,541	£ 205,911
Fair value assets	5,291	3,363
Fair value liabilities	£ 1,747	£ 1,709
Notional value of hedging instruments	73,579	90,898
Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	27,961	33,509
GBP LIBOR
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Notional value of hedging instruments	62,421	76,640
GBP LIBOR | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	23,998	28,228
USD LIBOR
Disclosure of detailed information about hedges
Notional value of hedging instruments	10,369	13,071
USD LIBOR | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	3,241	4,541
Other
Disclosure of detailed information about hedges
Notional value of hedging instruments	789	1,187
Other | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	722	740
Derivatives Held for Trading
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Derivative notional	£ 71,239	£ 63,877
Derivatives Held for Hedging
Disclosure of detailed information about hedges
Derivative notional	£ 155,302	£ 142,034
Cash Flow Hedges
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Notional value of hedging instruments	25,784	31,397
Cash Flow Hedges | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	13,835	14,417
Cash Flow Hedges | GBP LIBOR
Disclosure of detailed information about hedges
Notional value of hedging instruments	19,948	23,396
Cash Flow Hedges | GBP LIBOR | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	11,007	11,773
Cash Flow Hedges | USD LIBOR
Disclosure of detailed information about hedges
Notional value of hedging instruments	5,836	8,001
Cash Flow Hedges | USD LIBOR | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	2,828	2,644
Cash Flow Hedges | Other
Disclosure of detailed information about hedges
Notional value of hedging instruments	0	0
Cash Flow Hedges | Other | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	0	0
Fair Value Hedges
Disclosure of detailed information about hedges
Notional value of hedging instruments	47,795	59,501
Fair Value Hedges | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	14,126	19,092
Fair Value Hedges | GBP LIBOR
Disclosure of detailed information about hedges
Notional value of hedging instruments	42,473	53,244
Fair Value Hedges | GBP LIBOR | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	12,991	16,455
Fair Value Hedges | USD LIBOR
Disclosure of detailed information about hedges
Notional value of hedging instruments	4,533	5,070
Fair Value Hedges | USD LIBOR | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	413	1,897
Fair Value Hedges | Other
Disclosure of detailed information about hedges
Notional value of hedging instruments	789	1,187
Fair Value Hedges | Other | Maturing after transition date
Disclosure of detailed information about hedges
Notional value of hedging instruments	722	740
Fair Value Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Derivative notional	£ 101,657	£ 96,032
Cash Flow Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Derivative notional	53,645	46,002
Exchange Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges
Derivative notional	21,304	14,249
Exchange Rate Contracts | Fair Value Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Derivative notional	1,758	1,482
Exchange Rate Contracts | Cash Flow Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Derivative notional	32,145	28,502
Interest Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges
Derivative notional	47,591	47,045
Interest Rate Contracts | Fair Value Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Derivative notional	99,899	94,550
Interest Rate Contracts | Cash Flow Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Derivative notional	21,500	17,451
Equity and Credit Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges
Derivative notional	2,344	2,583
Equity Investments | Cash Flow Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Derivative notional	0	49
Derivative Assets
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Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	465	222
Derivative Liabilities
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Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	1,047	629
Fair Value
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Fair value assets	5,291	3,363
Fair value liabilities	1,747	1,709
Fair Value | Derivatives Held for Trading
Disclosure of detailed information about hedges
Fair value assets	1,654	1,182
Fair value liabilities	1,021	932
Fair Value | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Fair value assets	5,303	3,395
Fair value liabilities	2,392	1,991
Fair Value | Fair Value Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Fair value assets	1,366	1,188
Fair value liabilities	2,246	1,490
Fair Value | Cash Flow Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Fair value assets	3,937	2,207
Fair value liabilities	146	501
Fair Value | Exchange Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges
Fair value assets	628	136
Fair value liabilities	378	199
Fair Value | Exchange Rate Contracts | Fair Value Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Fair value assets	148	166
Fair value liabilities	11	2
Fair Value | Exchange Rate Contracts | Cash Flow Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Fair value assets	3,370	2,023
Fair value liabilities	121	462
Fair Value | Interest Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges
Fair value assets	864	754
Fair value liabilities	530	566
Fair Value | Interest Rate Contracts | Fair Value Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Fair value assets	1,218	1,022
Fair value liabilities	2,235	1,488
Fair Value | Interest Rate Contracts | Cash Flow Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Fair value assets	567	184
Fair value liabilities	25	35
Fair Value | Equity and Credit Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges
Fair value assets	162	292
Fair value liabilities	113	167
Fair Value | Equity Investments | Cash Flow Hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges
Fair value assets	0	0
Fair value liabilities	0	4
Fair Value | Netting adjustments
Disclosure of detailed information about hedges
Fair value assets	(1,666)	(1,214)
Fair value liabilities	£ (1,666)	£ (1,214)